Convertible Debentures (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Dec. 15, 2023	Dec. 31, 2023	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Convertible debentures	$ 40,000	$ 22,763	$ 24,898
Deferred tax liability		131,214	$ 124,045
Transaction costs and fees		$ (943)
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 40,000
Interest rate	10.00%
Debenture term	5 years
Percentage of interest payable in cash	70.00%
Percentage of interest payable in shares	30.00%
Host Contract [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debentures	$ 23,471
Redemption Options [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price per share	$ 1.73
Embedded derivatives	$ 1,951
Conversion Options [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price per share	$ 1.9
Residual value	$ 14,578
Deferred tax liability	2,309
Transaction costs and fees	1,481
Reduction to liability portion	943
Reduction to conversion options	$ 538